Income Taxes (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Unused tax losses	$ 0
Property and equipment	6,440	$ 6,090		$ 5,318
Intangible assets	41,829	52,304
Investment accounted for using the equity method	24,989	103,821		$ 0
Debentures	(37,540)	(39,052)
Lease liability	(3,280)	(3,948)
Investment in subsidiaries	24,989	103,821
Other	(1,104)	(1,516)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Unused tax losses	235,546	196,146
Property and equipment	5,225	4,012
Equity investments	7,523		$ 0
Intangible assets	30,341	18,071
Investment accounted for using the equity method	79,109	0
Debentures	2,185	2,073
Financing costs	2,643	5,021
Research and development expenditures	3,406	2,555
Lease liability	3,280	578
Investment in subsidiaries	3,395	3,395
Other	419	0
Deferred tax assets	$ 373,072	$ 231,851